Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities (including discontinued operations)
Profit before taxes from continuing operations		$ 129	$ 176	[1],[2]	$ 109	[1],[2]
Profit (loss) before taxes from discontinued operations		(39)	51	[1]	(26)	[1]
Profit (loss) before taxes		91	227	[1]	83	[1]
Adjustments to reconcile to net cash:
Interest and other financial expenses, net		373	416	[1]	397	[1]
Interest and other financial income		(21)	(16)	[1]	(22)	[1]
Adjustments for non-cash items:
Depreciation and amortization		830	879	[1]	932	[1]
Share of profit in Guatemala and Honduras joint ventures		(154)	(140)	[1],[2]	(115)	[1],[2]
Gain (loss) on disposal and impairment of assets, net		(36)	(99)	[1]	19	[1]
Share-based compensation		22	22	[1]	14	[1]
Transaction costs assumed by Cable Onda		30	0	[1]	0	[1]
(Profit) loss from other joint ventures and associates, net		136	85	[1],[2]	49	[1],[2]
Other non-cash non-operating (income) expenses, net		40	(2)	[1]	(22)	[1]
Changes in working capital:
Decrease (increase) in trade receivables, prepayments and other current assets, net		(128)	5	[1]	102	[1]
(Increase) decrease in inventories		2	16	[1]	19	[1]
Increase (decrease) in trade and other payables, net		69	(82)	[1]	(109)	[1]
Changes in contract assets, liabilities and costs, net		(9)	0	[1]	0	[1]
Total changes in working capital		(66)	(61)	[1]	12	[1]
Interest (paid)		(318)	(372)	[1]	(357)	[1]
Interest received		20	16	[1]	19	[1]
Taxes (paid)		(153)	(132)	[1]	(130)	[1]
Net cash from operating activities		792	820	[1]	878	[1]
Cash flows from investing activities (including discontinued operations):
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired		(953)	(22)	[1]	0	[1]
Proceeds from disposal of subsidiaries and associates, net of cash disposed		176	22	[1]	147	[1]
Purchase of intangible assets and licenses		(148)	(133)	[1]	(143)	[1]
Proceeds from sale of intangible assets		0	4	[1]	6	[1]
Purchase of property, plant and equipment		(632)	(650)	[1]	(719)	[1]
Purchase of property, plant and equipment		154	179	[1]	6	[1]
Dividend received from joint ventures		243	203	[1]	143	[1]
Settlement of derivative financial instruments		(63)	0	[1]	0	[1]
Cash (used in) provided by other investing activities, net		24	31	[1]	8	[1]
Net cash used in investing activities		(1,199)	(367)	[1]	(552)	[1]
Cash flows from financing activities (including discontinued operations):
Proceeds from debt and other financing		1,155	996	[1]	713	[1]
Repayment of debt and other financing		(546)	(1,195)	[1]	(821)	[1]
Advances for, and dividends paid to non-controlling interests		0	0	[1]	(68)	[1]
Dividends paid to non-controlling interests		(2)	0	[1]	0	[1]
Dividends paid to owners of the Company		(266)	(265)	[1]	(265)	[1]
Net cash provided by (used in) financing activities		341	(464)	[1]	(441)	[1]
Exchange impact on cash and cash equivalents, net		(33)	4	[1]	(8)	[1]
Net (decrease) increase in cash and cash equivalents		(98)	(8)	[1]	(123)	[1]
Cash and cash equivalents, beginning balance	[1]	619	646		769
Effect of cash in disposal group held for sale		6	(19)	[1]	0	[1]
Cash and cash equivalents, ending balance		$ 528	$ 619	[1]	$ 646	[1]

[1]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.